Statements Of Financial Condition - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Investments in U.S. Treasury notes at fair value (amortized cost $19,948,217 and $20,474,790)	$ 19,975,068	$ 20,462,519
Net unrealized appreciation on open futures and forward currency contracts	1,097,472	3,809,427
Due from brokers	3,607,012	5,872,525
Cash denominated in foreign currencies (cost $7,806,800 and $5,579,987)	7,931,930	5,571,859
Total equity in trading accounts	32,611,482	35,716,330
INVESTMENTS IN U.S. TREASURY NOTES at fair value (amortized cost $113,491,358 and $117,981,296)	113,585,567	117,954,423
CASH AND CASH EQUIVALENTS	14,111,142	14,604,941
ACCRUED INTEREST RECEIVABLE	587,875	278,874
TOTAL	160,896,066	168,554,568
LIABILITIES AND PARTNERS' CAPITAL
Capital contributions received in advance	200,000	125,000
Net unrealized depreciation on open futures and forward currency contracts	1,196,064	300,633
Accrued brokerage fees	263,485	301,842
Due to brokers	1,312,296	888,453
Cash overdrafts denominated in foreign currencies (cost $0 and $84,933)		89,349
Accrued expenses	50,218	41,425
Capital withdrawals payable to Limited Partners	1,890,293	1,674,107
Capital withdrawals payable to General Partner	1,056,135	212,143
Other liabilities	625
Total liabilities	5,969,116	3,632,952
PARTNERS' CAPITAL	154,926,950	164,921,616
TOTAL	$ 160,896,066	$ 168,554,568